Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Change in Benefit Obligation
The following tables provide a reconciliation of the changes in the plans’ benefit obligations and fair value of assets as well as a statement of the funded status and balance sheet reporting for these plans.

	Pension Benefits		Other Benefits
Years Ended December 31,	2016	2015	2016	2015
		(In thousands)
Change in benefit obligation:
Benefit obligation, beginning of year	$(275,205)	$(300,339)	$(32,313)	$(39,169)
Service cost	(4,981)	(5,505)	(46)	(52)
Interest cost	(8,909)	(9,116)	(1,259)	(1,301)
Participant contributions	(106)	(109)	(7)	(5)
Actuarial gain (loss)	(16,250)	12,108	578	1,720
Settlements	29,256	1,579	—	—
Curtailments	227	128	—	—
Foreign currency exchange rate changes	10,723	12,132	(580)	4,691
Benefits paid	8,764	13,917	1,589	1,803
Benefit obligation, end of year	$(256,481)	$(275,205)	$(32,038)	$(32,313)

Change in Plan Assets

	Pension Benefits		Other Benefits
Years Ended December 31,	2016	2015	2016	2015
		(In thousands)
Change in plan assets:
Fair value of plan assets, beginning of year	$204,372	$216,754	$—	$—
Actual return on plan assets	18,832	2,569	—	—
Employer contributions	5,698	5,706	1,582	1,798
Plan participant contributions	106	109	7	5
Settlements	(28,841)	(1,579)	—	—
Foreign currency exchange rate changes	(9,033)	(5,270)	—	—
Benefits paid	(8,764)	(13,917)	(1,589)	(1,803)
Fair value of plan assets, end of year	$182,370	$204,372	$—	$—

Amounts Recognized in Balance Sheets

Funded status, end of year	$(74,111)	$(70,833)	$(32,038)	$(32,313)
Amounts recognized in the balance sheets:
Prepaid benefit cost	$3,148	$7,219	$—	$—
Accrued benefit liability (current)	(3,022)	(3,173)	(1,778)	(1,962)
Liabilities held for sale	(447)	—	—	—
Accrued benefit liability (noncurrent)	(73,790)	(74,879)	(30,260)	(30,351)
Net funded status	$(74,111)	$(70,833)	$(32,038)	$(32,313)

Components of Net Periodic Benefit Costs
The following table provides the components of net periodic benefit costs for the plans.

	Pension Benefits			Other Benefits
Years Ended December 31,	2016	2015	2014	2016	2015	2014
			(In thousands)
Components of net periodic benefit cost:
Service cost	$4,981	$5,505	$5,453	$46	$52	$49
Interest cost	8,909	9,116	10,757	1,259	1,301	1,647
Expected return on plan assets	(12,013)	(12,518)	(12,468)	—	—	—
Amortization of prior service credit	(42)	(44)	(48)	(42)	(87)	(100)
Curtailment gain	(227)	(128)	(359)	—	—	—
Settlement loss	7,630	128	—	—	—	—
Net loss recognition	2,670	5,082	4,154	86	328	315
Net periodic benefit cost	$11,908	$7,141	$7,489	$1,349	$1,594	$1,911

Assumptions Used in Determining Benefit Obligations and Net Periodic Benefit Cost Amounts
The following table presents the assumptions used in determining the benefit obligations and the net periodic benefit cost amounts.

	Pension Benefits		Other Benefits
Years Ended December 31,	2016	2015	2016	2015
Weighted average assumptions for benefit obligations at year end:
Discount rate	3.0%	3.6%	3.7%	4.0%
Salary increase	3.3%	3.5%	N/A	N/A
Weighted average assumptions for net periodic cost for the year:
Discount rate	3.6%	3.2%	4.0%	3.7%
Salary increase	3.5%	3.5%	N/A	N/A
Expected return on assets	6.2%	6.7%	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	N/A	N/A	6.2%	5.5%
Rate that the cost trend rate gradually declines to	N/A	N/A	5.0%	5.0%
Year that the rate reaches the rate it is assumed to remain at	N/A	N/A	2023	2022

Effect of One Percentage - Point Change in Assumed Health Care Cost Trend Rates
A one percentage-point change in the assumed health care cost trend rates would have the following effects on 2016 expense and year-end liabilities.

	1% Increase	1% Decrease
	(In thousands)
Effect on total of service and interest cost components	$133	$(109)
Effect on postretirement benefit obligation	3,203	(2,640)

Fair Values of Pension Plan Assets by Asset Category
The following table presents the fair values of the pension plan assets by asset category.

	December 31, 2016				December 31, 2015
	Fair Market Value at December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Market Value at December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)				(In thousands)
Asset Category:
Equity securities(a)
Large-cap fund	$65,495	$—	$—	$—	$77,618	$3,266	$—	$—
Mid-cap fund	11,419	—	—	—	14,427	957	—	—
Small-cap fund	17,184	—	—	—	19,260	461	—	—
Debt securities(b)
Government bond fund	26,151	—	—	—	26,827	1,387	—	—
Corporate bond fund	20,971	—	—	—	24,975	3,194	—	—
Fixed income fund(c)	40,958	—	40,958	—	40,989	—	40,989	—
Cash & equivalents	192	192	—	—	276	276	—	—
Total	$182,370	$192	$40,958	$—	$204,372	$9,541	$40,989	$—

(a)
This category includes investments in actively managed and indexed investment funds that invest in a diversified pool of equity securities of companies located in the U.S., Canada, Western Europe and other developed countries throughout the world. The Level 1 funds are valued at fair market value obtained from quoted market prices in active markets. The remaining funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.

(b)
This category includes investments in investment funds that invest in U.S. treasuries; other national, state and local government bonds; and corporate bonds of highly rated companies from diversified industries. The Level 1 funds are valued at fair market value obtained from quoted market prices in active markets. The remaining funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.

(c)	This category includes guaranteed insurance contracts.

Benefits Expected to be Paid in Subsequent Years from Our Pension and Other Postretirement as Well as Medicare Subsidy Receipts
The following table reflects the benefits as of December 31, 2016 expected to be paid in each of the next five years and in the aggregate for the five years thereafter from our pension and other postretirement plans. Because our other postretirement plans are unfunded, the anticipated benefits with respect to these plans will come from our own assets. Because our pension plans are primarily funded plans, the anticipated benefits with respect to these plans will come primarily from the trusts established for these plans.

	Pension Plans	Other Plans
	(In thousands)
2017	$15,785	$1,811
2018	16,119	1,763
2019	16,873	1,706
2020	17,145	1,672
2021	16,176	1,636
2022-2026	79,935	8,016
Total	$162,033	$16,604

Summary of Accumulated Other Comprehensive Loss, Changes in these Amounts and Expected Amortization of these Amounts as Components of Net Periodic Benefit Cost
The pre-tax amounts in accumulated other comprehensive loss that have not yet been recognized as components of net periodic benefit cost at December 31, 2016, the changes in these amounts during the year ended December 31, 2016, and the expected amortization of these amounts as components of net periodic benefit cost for the year ended December 31, 2016, are as follows.

	Pension Benefits	Other Benefits
	(In thousands)
Components of accumulated other comprehensive loss:
Net actuarial loss	$49,260	$1,842
Net prior service credit	(44)	—
	$49,216	$1,842

	Pension Benefits	Other Benefits
	(In thousands)
Changes in accumulated other comprehensive loss:
Net actuarial loss, beginning of year	$51,720	$2,515
Amortization of actuarial loss	(2,670)	(86)
Actuarial loss (gain)	16,023	(578)
Asset gain	(7,196)	—
Curtailment gain recognized	227	—
Settlement loss recognized	(7,630)	—
Currency impact	(1,214)	(9)
Net actuarial loss, end of year	$49,260	$1,842
Prior service credit, beginning of year	$(81)	$(40)
Amortization credit	42	42
Currency impact	(5)	(2)
Prior service credit, end of year	$(44)	$—
	Pension Benefits	Other Benefits
	(In thousands)
Expected 2017 amortization:
Amortization of prior service credit	$(43)	$—
Amortization of actuarial loss	2,568	69
	$2,525	$69